Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-Based Payment Arrangements
19.
SHARE-BASED PAYMENT ARRANGEMENTS

Employee Share Option Plan

Under the Company’s 2014 employee share option plan (the “2014 Plan”), qualified employees of the Company and its subsidiaries were granted 6,670,356 options (representing 13,340,712 ordinary shares) from July 2010 to July 2016. The vesting period is four years. If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest. Options pursuant to the 2014 plan are also vested in full or forfeited as of December 31,2022.

2014 Plan

Information on employee share options granted from the 2014 Plan is as follows. Each option entitles the holder to subscribe for two ordinary shares of the Company:

	For the Year Ended December 31
	2020		2021		2022
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	6,670,356	$1.43	6,670,356	$1.43	6,097,856	$1.43
Options expired	—	—	—	—	(1,453,250)	0.67
Options exercised	—	—	(572,500)	0.43	—	—
Balance at December 31	6,670,356	1.43	6,097,856	1.43	4,644,606	1.76
Options exercisable, end of period	6,670,356	1.43	6,097,856	1.43	4,644,606	1.76

2017 Plan

Information on employee share options granted from the 2017 Plan is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company:

	For the Year Ended December 31
	2020		2021		2022
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	501,167	$1.28	501,167	$1.28	501,167	$1.28
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—
Balance at December 31	501,167	1.28	501,167	1.28	501,167	1.28
Options exercisable, end of period	501,167	1.28	501,167	1.28	501,167	1.28

Under the Company’s 2017 employee share option plan (the “2017 Plan”), qualified employees of the Company and its subsidiaries were granted 825,833 options in September 2017. The vesting period is two years. If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest. Options granted pursuant to the 2017 Plan are all either vested in full or forfeited as of December 31, 2022.

2020 Equity Incentive Plan

On December 10, 2020, the Board of Directors (the “Board”) of the Company approved the Company’s 2020 Equity Incentive Plan (the “2020 EIP”). The 2020 EIP, among other things, provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors and consultants. The vesting period is up to four years or determination that a different vesting schedule shall apply, subject to discretion of Administrator. If the options remain unexercised after a period of ten years from the date of grant, the options expire. Options are forfeited if the employee leaves the Company before the options vest.

The maximum number of ordinary shares that may be issued under the 2020 EIP was originally 20,676,974 ordinary shares (an equivalent of 4,135,395 ADS of the Company, each ADS representing five ordinary shares. As discussed in Note 25(c), the ratio will change from March 10, 2023.) On December 15, 2020, and during the year ended December 31, 2021, 3,824,062 and 282,000 options were granted under the Company’s 2020 EIP, respectively. Each option entitles the holder to subscribe for one ADS of the Company. The options granted are valid for 10 years. No performance conditions were attached to the plan. No more than 62,030,922 ordinary shares (an equivalent of 12,406,184 ADSs) may be issued under the 2020 EIP upon the exercise of incentive stock options. In addition, the number of ordinary shares reserved for issuance under the 2020 EIP will automatically increase on January 1 of each year, commencing on January 1, 2022, and ending on (and including) January 1, 2030, in an amount equal to 4% of the total number of ordinary shares outstanding on December 31 of the preceding calendar year. The Board may act prior to January 1 of a given year to provide that there will be no increase for such year or that the increase for such year will be a lesser number of ordinary shares.

In connection with the approval of the 2020 EIP, the Board determined that there will be no increase for January 1, 2021. The Board determined that there will be an evergreen options increase of 13,948,935 shares options (an equivalent of 2,789,787 ADS) for both January 1, 2022, and January 1, 2023 in the amount equal to 4% of the total outstanding share options as of December 31, 2021, among which 8,875,745 shares options (an equivalent of 1,775,149 ADS) had been granted on January 1, 2022, and 3,590,000 ordinary shares (an equivalent of 718,000 ADS) had been granted on July 1, 2022. If an award under the 2020 EIP, expires, lapses or is terminated, exchanged for cash, surrendered, repurchased, cancelled without having been fully exercised, forfeited or is withheld to satisfy a tax withholding obligation in connection with an award or to satisfy a purchase or exercise price of an award, any unused shares subject to the award will, as applicable, become or again be available for new grants under the 2020 EIP. Awards granted under the 2020 EIP in substitution for any options or other equity or equity-based awards granted by an entity before the entity’s merger or consolidation with the Company or the Company’s acquisition of the entity’s property or stock will not reduce the number of ordinary shares available for grant under the 2020 EIP, but will count against the maximum number of ordinary shares that may be issued upon the exercise of incentive stock options. References in this summary to ordinary shares include an equivalent number of the Company’s ADSs.

In July 2022, the Remuneration Committee of the Board noted that the exercise price of options previously granted to certain officers and employees of the Company significantly exceeded the current fair market value of the underlying ADS (the “Underwater Options”). In accordance with its powers authorized under the 2020 EIP, the Remuneration Committee therefore resolved to lower the per ADS exercise price of the Underwater Options, believing this to be in the best interests of the Company and its shareholders to motivate and restore incentives for the holders of the Underwater Options. It thus resolved to amend each Underwater Option to reduce the exercise price of each to $0.52 per ADS for the 2020 EIP, being the Fair Market Value of the Company’s ADSs effective on the closest trading day to the date of the resolution. The incremental fair value of $240,835 will be recognized as an expense over the period from the modification date to the end of vesting period. The expense for the original option grant will be recognized as if the terms has not been modified. The fair value of the modified options was determined using the same models and principles as described above.

Information on employee share options granted under the 2020 EIP is as follows. Each option entitles the holder to subscribe for one ADS of the Company:

	For the Year Ended December 31
	2021		2022
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	3,824,062	$2.06	4,021,562	$0.52
Options granted	282,000	3.24	2,493,149	0.51
Options forfeited	(81,000)	2.06	(744,372)	0.52
Options exercised	(3,500)	2.06	—	—
Balance at December 31	4,021,562	$2.06	5,770,339	$0.52
Options exercisable, end of period	1,497,524	$2.06	2,323,950	$0.52
Weighted-average fair value of each option granted		$2.63		$0.52

Information on outstanding options as of December 31, 2022 is as follows:

	July 2013	July 2014	July 2015	July 2016	July 2017	Dec 2020	January- July 2021	January 2022	July 2022
Range of Exercise Price	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28	$2.06	$2.35-$4.12	$1.12	$0.50
Weighted- average Remaining Contractual Life (Years)	0.5	1.5	2.5	3.5	4.73	7.96	8.21	9.01	9.51

Options granted in the 2014 Plan, the 2017 Plan, and the 2020 EIP were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2013	July 2014	July 2015	July 2016	July 2017	Dec 2020	January- July 2021	January 2022	July 2022
Grant- date share price	$1.36	$1.36	$1.88	$2.26	$1.28	$2.22	$2.35-$4.12	$1.12	$0.50
Exercise price	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28	$0.52	$0.52	$0.52	$0.50
Expected volatility	50.58%	50.86%	36.37%	39.34%	38.33%	66.25%	59.99%-64.92%	122.1%	118.2%
Expected life (years)	10	10	10	10	10	5.25 - 7	5.25 - 7	5.25 - 7	5.25 - 7
Risk-free interest rate	2.5%	2.58%	2.43%	1.46%	1.10%	3.05%-3.06%	3.05%-3.06%	3.05%-3.06%	2.90%-2.91%

Expected volatility was based on the average annualized historical share price volatility of comparable companies before the grant date. The expected life used in the model has been adjusted, based on management’s best estimate.

Compensation costs recognized for the years ended December 31, 2020, 2021 and 2022, were $132,200, $2,428,128 and $2,443,894 respectively.

Long Term Incentive Plan

The Company maintains the Senior Management Team (SMT) Long Term Incentive Plans (LTIP), pursuant to which bonus entitlement unit awards were granted in 2017, 2018, and 2019. On August 23, 2017, and February 1, 2018, the Company granted 1,462,000 and 104,000 ordinary shares (equivalent to 292,400 ADS and 20,800 ADS) bonus entitlement units to the Company’s executive officers pursuant to the 2017 LTIP, respectively. On July 30, 2018, the Company granted 241,142 bonus entitlement units to the executive officers pursuant to the 2018 LTIP, and on July 30, 2019, the Company granted 491,020 bonus entitlement units to the executive officers pursuant to the 2019 LTIP.

Upon vesting and redemption, each unit award is converted into a cash payment equal to the number of units multiplied by the per-share fair market value of the Company’s ordinary shares on the day following the Company’s receipt of a redemption notice. The 292,400 bonus entitlement units granted under the 2017 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 20,800 bonus entitlement units granted under the 2017 LTIP will be one-half vested each year after the second and third anniversary of the award. The 241,142 bonus entitlement units granted under the 2018 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 491,020 bonus entitlement units granted under the 2019 LTIP will be one-third vested each year after the first, second, and third anniversary of the award.

To date, 283,501 units have been forfeited as of December 31, 2021, and December 31, 2022. The quoted fair value on the reporting date is based on the closing price per ADS of $1.12 and $0.36 as of December 31, 2021, and December 31, 2022, respectively.

The LTIPs qualify as cash-settled share-based payment transactions. The Company recognizes the liabilities in respect of its obligations under the LTIPs, which are measured based on the Company’s quoted market price of its ADSs at the reporting date, and takes into account the extent to which the services have been rendered to date.

The Company recognized total benefit of $467,134 in 2022 and recognized total (expenses) benefits of ($213,636) and $234,761 in respect of the LTIPs for the years ended December 31, 2020, and 2021. As of December 31, 2021, and December 31, 2022, the Company recognized compensation liabilities of $701,582 and $234,448 as other payables (Note 12).

The Company’s 2017 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2020	2021	2022
Balance at January 1	232,000	215,133	201,266
Awards granted	—	—	—
Awards exercised	—	(13,867)	—
Awards forfeited	(16,867)	—	—
Balance at December 31	215,133	201,266	201,266
Balance exercisable, end of period	204,733	201,266	201,266

The Company’s 2018 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2020	2021	2022
Balance at January 1	168,089	142,445	132,517
Awards granted	—	—	—
Awards forfeited	(25,644)	—	—
Awards exercised	—	(9,928)	—
Balance at December 31	142,445	132,517	132,517
Balance exercisable, end of period	99,237	132,517	132,517

The Company’s 2019 LTIP is described as follows:

	Number of ADSs units For the year ended December 31
	2020	2021	2022
Balance at January 1	491,020	386,950	386,950
Awards granted	—	—	—
Awards forfeited	(104,070)	—	—
Balance at December 31	386,950	386,950	386,950
Balance exercisable, end of period	128,983	257,967	386,950